June 3, 2015

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc. (“Registrant”)
consisting of the following series and classes:
 T. Rowe Price Emerging Markets Value Stock Fund
 T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class
 T. Rowe Price Emerging Markets Bond Fund—Advisor Class
 T. Rowe Price Emerging Markets Bond Fund—I Class
 T. Rowe Price Emerging Markets Stock Fund—I Class
 T. Rowe Price Global High Income Bond Fund—I Class
 T. Rowe Price Global Unconstrained Bond Fund—I Class
 T. Rowe Price International Bond Fund—I Class
 T. Rowe Price International Growth & Income Fund—I Class
 T. Rowe Price International Stock Fund—I Class
 T. Rowe Price Overseas Stock Fund—Advisor Class
 T. Rowe Price Overseas Stock Fund—I Class

 File Nos.: 002-65539/811-2958

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 152 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of one new series and eleven new classes called the T. Rowe Price Emerging Markets Value Stock Fund, T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—Advisor Class, T. Rowe Price Emerging Markets Bond Fund—I Class, T. Rowe Price Emerging Markets Stock Fund—I Class, T. Rowe Price Global High Income Bond Fund—I Class, T. Rowe Price Global Unconstrained Bond Fund—I Class, T. Rowe Price International Bond Fund—I Class, T. Rowe Price International Growth & Income Fund—I Class, T. Rowe Price International Stock Fund—I Class, T. Rowe Price Overseas Stock Fund—Advisor Class, and T. Rowe Price Overseas Stock Fund—I Class.

The filing contains 12 prospectuses. The first prospectus is for the T. Rowe Price Emerging Markets Value Stock Fund, which is a new series being added to the Registrant. Sections 1 and 3 of the prospectus are unique to the fund, however, the disclosure in Sections 2 and 4 of the prospectus are common to the prospectuses for all of the existing T. Rowe Price Investor Class funds.

The second prospectus is for the T. Rowe Price Emerging Markets Value Stock Fund—Advisor Class, which is a new class being added along with the aforementioned new series. Sections 1 and 3 of the prospectus are substantially similar to that of the T. Rowe Price Emerging Markets Value Stock Fund. Sections 1 and 3 of the prospectus are common to the prospectuses for all T. Rowe Price Advisor Class funds.

The third and fourth prospectuses are for the T. Rowe Price Emerging Markets Bond Fund—Advisor Class and the T. Rowe Price Overseas Stock Fund—Advisor Class. The disclosure in Sections 1 and 3 of these prospectuses are substantially similar to those of the prospectuses currently in effect for the existing Investor Classes of the Registrant called the T. Rowe Price Emerging Markets Bond Fund and T. Rowe Price Overseas Stock Fund, respectively. Please note that the prospectuses for the existing Investor Classes cover multiple funds, whereas the prospectuses being filed cover each class separately. Further, Sections 2 and 4 of the prospectuses being filed are common to the prospectuses for all T. Rowe Price Advisor Class funds. The most current prospectus of the T. Rowe Price Emerging Markets Bond Fund was filed with Post-Effective Amendment No. 150 on April 29, 2015, and the most recent prospectus of the T. Rowe Price Overseas Stock Fund was filed with Post-Effective Amendment No. 148 on February 25, 2015.

The remaining prospectuses in this Amendment are for a new institutional share class being added to certain existing funds of the Registrant to be called the “I Class”. The new I class is designed for institutional and other large investors seeking a fund with low shareholder servicing costs. The I Class will generally require a $1,000,000 initial investment minimum, will not participate in the administrative fee payment program or adopt a 12b-1 plan, and will cap operating expenses (with certain exceptions) at 0.05%.

Sections 1 and 3 of the I Class prospectuses are substantially similar to those of the existing Investor Classes of the funds, and Sections 2 and 4 are unique to all T. Rowe Price I Class funds that are now being filed for the first time. Below is a table that sets forth the name of the I Class being filed, the name of its existing Investor Class, the post-effective amendment number (“PEA Number”) under which each existing Investor Class was last filed, and the date on which the filing was submitted.

Name of I Class	Name of Existing Investor Class	PEA Number	Date of Filing
T. Rowe Price Emerging Markets Bond Fund—I Class	T. Rowe Price Emerging Markets Bond Fund	150	April 29, 2015
T. Rowe Price Emerging Markets Stock Fund—I Class	T. Rowe Price Emerging Markets Stock Fund	148	February 25, 2015
T. Rowe Price Global High Income Bond Fund—I Class	T. Rowe Price Global High Income Bond Fund	150	April 29, 2015
T. Rowe Price Global Unconstrained Bond Fund—I Class	T. Rowe Price Global Unconstrained Bond Fund	150	April 29, 2015
T. Rowe Price International Bond Fund—I Class	T. Rowe Price International Bond Fund	150	April 29, 2015
T. Rowe Price International Growth & Income Fund—I Class	T. Rowe Price International Growth & Income Fund	148	February 25, 2015
T. Rowe Price International Stock Fund—I Class	T. Rowe Price International Stock Fund	148	February 25, 2015
T. Rowe Price Overseas Stock Fund—I Class	T. Rowe Price Overseas Stock Fund	148	February 25, 2015

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front cover of each prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and classes.

The filing is scheduled to go effective on August 17, 2015.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire